January 19, 2010
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549
Attention: Filings — Rule 497 (j)
Re:	Williams Capital Management Trust (“Registrant”) SEC File Nos. 333-98485; 811-21186
Ladies and Gentlemen:
     On behalf of the Registrant and pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we hereby certify that the final prospectus for the Institutional Shares of the Williams Capital Treasury Inflation Protected Fund, a separate series of Williams Capital Management Trust, and the Statement of Additional Information, each dated January 15, 2010, do not differ from the prospectus and Statement of Additional Information as filed in the Registrant’s Post-Effective Amendment No. 14 to the Registration Statement, filed electronically with the SEC pursuant to Rule 485(b) on January 13, 2010, accession # 0000950123-10-002333.
     Please address any comments or questions to the attention of the undersigned at (212) 298-1644.

Very truly yours,
/s/ Lisa R. Grosswirth
Lisa R. Grosswirth

cc: Frank Bruno, Esq.